Derivative Financial Instruments - Summary of Financial Liabilities Interest And Principal Cash Flow Maturities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Nov. 25, 2019 USD ($)	Nov. 25, 2019 MXN ($)
Disclosure Of Financial Liabilities Interest And Principal Cash Flow Maturities [Line Items]
Suppliers	$ 12,828,545	$ 264,056,358	$ 281,978,041
Accounts and accrued expenses payable	$ 1,555,411	32,015,808	30,709,497
Leases		59,351,649	63,184,128	$ 68,148,627
Debt		2,211,701,630	2,232,694,117		$ 1,851,000	$ 34,875,000
Carrying amount [member]
Disclosure Of Financial Liabilities Interest And Principal Cash Flow Maturities [Line Items]
Suppliers		264,056,358	281,978,041
Accounts and accrued expenses payable		32,015,808	30,709,497
Leases		59,351,648	63,184,128
Debt		2,249,695,894	2,258,727,317
Total		2,605,119,708	2,634,598,983
2022
Disclosure Of Financial Liabilities Interest And Principal Cash Flow Maturities [Line Items]
Suppliers		264,056,358	281,978,041
Accounts and accrued expenses payable		32,015,808	30,709,497
Leases		12,605,808	12,899,935
Debt		476,595,081	386,573,778
Total		785,273,055	712,161,251
2023
Disclosure Of Financial Liabilities Interest And Principal Cash Flow Maturities [Line Items]
Leases		9,419,274	8,695,992
Debt		345,041,866	230,702,075
Total		354,461,140	239,398,067
2024
Disclosure Of Financial Liabilities Interest And Principal Cash Flow Maturities [Line Items]
Leases		8,532,225	8,660,013
Debt		278,703,016	322,593,741
Total		287,235,241	331,253,754
2025
Disclosure Of Financial Liabilities Interest And Principal Cash Flow Maturities [Line Items]
Leases		7,607,774	8,151,473
Debt		188,640,855	277,735,672
Total		196,248,629	285,887,145
2026
Disclosure Of Financial Liabilities Interest And Principal Cash Flow Maturities [Line Items]
Leases		6,623,833	7,392,278
Debt		254,935,624	203,016,590
Total		261,559,457	210,408,868
2027 Thereafter
Disclosure Of Financial Liabilities Interest And Principal Cash Flow Maturities [Line Items]
Leases		48,274,654	54,962,972
Debt		2,114,074,975	2,243,851,381
Total		2,162,349,629	2,298,814,353
Total [Member]
Disclosure Of Financial Liabilities Interest And Principal Cash Flow Maturities [Line Items]
Suppliers		264,056,358	281,978,041
Accounts and accrued expenses payable		32,015,808	30,709,497
Leases		93,063,568	100,762,663
Debt		3,657,991,417	3,664,473,237
Total		$ 4,047,127,151	$ 4,077,923,438